EXHIBIT 99.3

CLAYTON RATING AGENCY ATR QM DATA FIELDS

Client Name:	PennyMac
Client Project Name:	PNMAC - PMTLT 2025-INV10

Rating Agency ATR QM Data Fields

Loans in Report:	2

Deal ID	Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/ QM Residual Income
1058	XXXXXX	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	Yes	Yes	7213	XXXXXX	7.6733	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
1059	XXXXXX	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	Yes	Yes	850	XXXXXX	7.2837	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0

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